Short-Term and Long-Term Financial Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Short-Term and Long-Term Financial Liabilities [Abstract]
Schedule of Carrying Amount of Financial Liabilities

Carrying Amount of Financial Liabilities

	Conversion exercise	Contractual interest	Maturity	March 31,	December 31,
	price	rate %	date	2026	2025
Convertible notes, long term	$1.65	15.00%	July 10, 2028	82,694,942	81,548,426
Convertible notes, long term	$3.88	12.50%	April 30, 2029	4,990,419	4,262,670
Total financial liabilities, net				87,685,361	85,811,096

Of which classified as:
Current financial liabilities, net				1,778,704	3,694,936
Non-current financial liabilities, net				85,906,657	82,116,160

Schedule of the Carrying Amount of Convertible Notes

The following table summarizes the movement in the carrying amount of convertible notes for the periods ended March 31, 2026 and December 31, 2025.

	March 31, 2026	December 31, 2025
Opening balance	85,811,096	72,995,438
Additions	2,745,488	19,929,687
Converted into shares	-	(2,220,431)
Debt discount	(983,384)	(7,590,005)
Embedded derivative	-	(3,915,094)
Accrued interest, net (*)	112,161	6,611,501
Ending balance	87,685,361	85,811,096

(*)	The amount includes US$4,143,466 (2025: US$2,913,965) relating to interest expense on convertible notes which is recorded under financial expense.

Schedule of Maturity Profile of Financial Liabilities

The maturity profile of financial liabilities consists of the following:

	March 31, 2026	Dec 31, 2025

2026	1,778,704	3,694,936
2027	-	-
2028	86,234,234	82,495,077
2029	14,067,357	13,649,501
Total principal	102,080,295	99,839,514
Less: unamortized debt discount	(14,394,934)	(14,028,418)
Total	87,685,361	85,811,096